Plan Transfers	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Plan Transfers	PLAN TRANSFERSDuring 2025, Episource LLC 401(k) Plan and Kelsey-Seybold 401(k) Plan merged into the Plan. Also, during 2025, balances were transferred between the Plan and other Participating Plans in the Master Trust to consolidate accounts of individuals with balances in more than one Participating Plan.